OTHER INCOME - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Government Grants [Abstract]
Income from government grants	$ 2,620	$ 1,829	[1]	$ 487	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.